BANK BORROWINGS (Details 3)	1 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended				12 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended					12 Months Ended			0 Months Ended										0 Months Ended	12 Months Ended							12 Months Ended
	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 17, 2011 Trina China Export-Import Bank of China	May 17, 2011 Trina China Export-Import Bank of China USD ($)	Jun. 29, 2011 Trina China CDB	Jun. 29, 2011 Trina China CDB USD ($)	Dec. 31, 2013 Trina China Standard Chartered Bank USD ($)	Dec. 23, 2011 Trina China Agriculture Bank of China	Dec. 31, 2014 Trina China Agriculture Bank of China	Dec. 23, 2011 Trina China Agriculture Bank of China USD ($)	Dec. 23, 2011 Trina China Agriculture Bank of China CNY	Dec. 31, 2014 Trina China US LIBOR Export-Import Bank of China	Dec. 31, 2013 Trina China US LIBOR Export-Import Bank of China	Dec. 31, 2014 Trina China US LIBOR CDB	Dec. 31, 2013 Trina China US LIBOR CDB	Dec. 07, 2011 TST Standard Chartered Bank	Dec. 31, 2011 TST Standard Chartered Bank	Dec. 07, 2011 TST Standard Chartered Bank USD ($)	Dec. 31, 2014 TST HIBOR Standard Chartered Bank	Dec. 31, 2013 TST HIBOR Standard Chartered Bank	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. CDB USD ($)	Dec. 31, 2014 Trina Solar (Luxembourg) Holdings S.A.R.L. CDB USD ($)	Dec. 31, 2013 Trina Solar (Luxembourg) Holdings S.A.R.L. CDB USD ($)	Dec. 31, 2014 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Dec. 31, 2013 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Mar. 06, 2014 Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd CDB	Dec. 31, 2014 Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd CDB USD ($)	Dec. 31, 2014 Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd CDB EUR (€)	Mar. 06, 2014 Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd CDB USD ($)	Mar. 06, 2014 Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd CDB EUR (€)	Dec. 31, 2014 Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd EUR LIBOR CDB	Dec. 31, 2013 Long-term borrowings secured by plants, machineries, and land use rights USD ($)	Dec. 31, 2013 Long-term borrowings secured by build-to-own projects assets USD ($)	Nov. 15, 2013 Long-term borrowings secured by build-to-own projects assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB	Dec. 31, 2013 Long-term borrowings secured by build-to-own projects assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB USD ($)	Dec. 31, 2013 Long-term borrowings secured by build-to-own projects assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB CNY	Nov. 15, 2013 Long-term borrowings secured by build-to-own projects assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB USD ($)	Nov. 15, 2013 Long-term borrowings secured by build-to-own projects assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB CNY	Dec. 31, 2014 Long-term borrowings guaranteed by Trina USD ($)	Dec. 31, 2013 Long-term borrowings guaranteed by Trina USD ($)	Dec. 31, 2014 Unsecured long-term borrowings USD ($)	Dec. 31, 2013 Unsecured long-term borrowings USD ($)	Dec. 31, 2013 Long-term bank loans, secured by building and machinery of Trina China Trina China USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks	Dec. 31, 2014 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility CNY	Dec. 31, 2013 Long-term bank loans, secured by building and machinery of Trina China Trina China US dollar facility USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China US dollar facility USD ($)	Dec. 31, 2013 Long-term bank loans, secured by building and machinery of Trina China Trina China Export-Import Bank of China USD ($)	Dec. 31, 2013 Long-term bank loans, secured by building and machinery of Trina China Trina China CDB USD ($)	Dec. 31, 2014 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks	Dec. 31, 2013 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks
Long-term borrowings
Long-term borrowings			$ 104,799,019	$ 422,658,868																														$ 147,077,179	$ 11,481,245						$ 100,713,385	$ 80,000,000	$ 4,085,634	$ 184,100,444	$ 4,800,000					$ 93,500,000		$ 3,500,000	$ 180,000,000
Term of credit facility					3 years		3 years			3 years								3 years					3 years					15 years								180 months										5 years
Maximum borrowing capacity						40,000,000		180,000,000				4,800,000	30,000,000							100,000,000			80,000,000								28,700,000	20,850,000							60,700,000	370,000,000								242,000,000	1,524,600,000		80,000,000
Borrowing capacity designated solely for the expansion of the Company's production capacity																																																205,100,000	1,292,000,000		80,000,000
Loan balance outstanding						14,000,000			45,200,000															80,000,000	80,000,000				20,700,000	17,000,000							11,500,000	70,000,000
Weighted average interest rate for borrowings (as a percent)																																																						6.29%	6.62%
Interest rate on RMB-denominated borrowings as a percentage of the rate stipulated by the People's Bank of China for loans of similar duration																																															110.00%
Variable interest rate base														six-month US LIBOR		three-month US LIBOR					Hong Kong Interbank Offered Rate					six-month US LIBOR							six-month EURIBOR																					six-month US London Interbank Offered Rate
Interest rate, basis points added to variable rate (as a percent)														3.80%		3.00%					2.25%					3.70%							3.50%																					3.00%
Remaining undrawn amount under the credit facility						26,000,000
Average interest rate (as a percent)											6.65%			4.15%	4.59%	3.24%	3.57%				2.62%	2.61%				4.04%	4.21%						3.68%
Initial period of draw down																			12 months
Total term of each tranche from initial draw down																			36 months
Extended period of tranche from draw down																			2 years
Outstanding borrowing assumed by the buyer	$ 32,600,000	200,000,000	$ (32,612,240)